Financial Instruments - Summary of Financial Assets and Liabilities (Parenthetical) (Detail) $ in Millions	Jun. 30, 2019 USD ($)
Changes in fair value of credit derivative [abstract]
Current lease liabilities	$ 49
Non-current lease liabilities	$ 168